                              SEPARATE ACCOUNT VA-P

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                      * * *
The Company is offering a new optional Enhanced Earnings Rider and a new optional Breakthrough Enhanced Death Benefit Rider, as described below. Under the SUMMARY OF FEES AND EXPENSES in the Prospectus, the information in the table under the section Optional RIDER CHARGES is amended to read in entirety as follows:

OPTIONAL RIDER CHARGES
   Under the following riders, 1/12th of the annual charge is deducted pro rata on a monthly basis at the end of each Contract month and, if applicable, at termination of the rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:

     1. Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period:            0.35%
     2. Minimum Guaranteed Annuity Payout Rider with a fifteen-year waiting period:        0.20%
     3. Enhanced Death Benefit Rider With Annual Step-up:                                  0.15%
     4. 7% Enhanced Death Benefit:                                                         0.30%
     5. 7% Enhanced Death Benefit Rider With Annual Step-up:                               0.35%
     6. Breakthrough Enhanced Death Benefit Rider                                          0.25%
     7. Enhanced Earnings Rider                                                            0.20%

                                      * * *

The following new EXPENSE EXAMPLES are added to the SUMMARY OF FEES AND EXPENSES in the Prospectus:

(3)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the Breakthrough Enhanced Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                              -----------------------------------------
Pioneer America Income VCT Portfolio                             $110      $180      $242      $352
Pioneer Balanced VCT Portfolio                                   $109      $179      $241      $350
Pioneer Emerging Markets VCT Portfolio                           $119      $206      $285      $440
Pioneer Equity-Income VCT Portfolio                              $108      $176      $236      $340
Pioneer Europe VCT Portfolio                                     $116      $197      $271      $412
Pioneer Europe Select VCT Portfolio**                            $116      $198      $272      $414
Pioneer Fund VCT Portfolio                                       $108      $175      $235      $338
Pioneer Global Financials VCT Portfolio**                        $114      $191      $261      $391
Pioneer Global Health Care VCT Portfolio**                       $114      $191      $261      $391
Pioneer Global Telecoms VCT Portfolio**                          $114      $191      $261      $391
Pioneer Growth Shares VCT Portfolio                              $109      $177      $237      $342
Pioneer High Yield VCT Portfolio***                              $114      $191      $261      $391
Pioneer International Growth VCT Portfolio                       $114      $191      $261      $391
Pioneer Mid-Cap Value VCT Portfolio                              $109      $178      $239      $346
Pioneer Money Market VCT Portfolio                               $109      $177      $239      $345
Pioneer Real Estate Growth VCT Portfolio                         $112      $187      $254      $377
Pioneer Science & Technology VCT Portfolio***                    $114      $191      $261      $391

Pioneer Small Company VCT Portfolio****                          $114      $191      $261      $391
Pioneer Strategic Income VCT Portfolio                           $114      $192      $263      $396
Pioneer Swiss Franc Bond VCT Portfolio                           $110      $182      $246      $360
AIM V.I. Aggressive Growth Fund                                  $114      $191      $262      $392
AIM V.I. Capital Appreciation Fund                               $109      $179      $241      $350
Alliance Premier Growth Portfolio (Class B)                      $114      $192      $263      $396
Alliance Technology Portfolio (Class B)                          $114      $193      $264      $397
DGPF Growth Opportunities Series (Service Class)                 $111      $184      $249      $367
DGPF Select Growth Series (Service Class)                        $111      $184      $249      $367
FT VIP Franklin Small Cap Fund (Class 2)                         $112      $186      $252      $373
FT VIP Templeton Asset Strategy Fund (Class 2)                   $112      $186      $253      $374
FT VIP Templeton International Smaller Companies Fund            $115      $194      $266      $401
Van Kampen LIT Emerging Growth Portfolio                         $109      $177      $238      $344

(3)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the Breakthrough Enhanced Death Benefit Rider (charge of 0.25% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                              -----------------------------------------
Pioneer America Income VCT Portfolio                             $32        $99      $168      $352
Pioneer Balanced VCT Portfolio                                   $32        $98      $167      $350
Pioneer Emerging Markets VCT Portfolio                           $42       $127      $214      $440
Pioneer Equity-Income VCT Portfolio                              $31        $95      $161      $340
Pioneer Europe VCT Portfolio                                     $39       $118      $199      $412
Pioneer Europe Select VCT Portfolio**                            $39       $119      $200      $414
Pioneer Fund VCT Portfolio                                       $31        $94      $160      $338
Pioneer Global Financials VCT Portfolio**                        $37       $111      $188      $391
Pioneer Global Health Care VCT Portfolio**                       $37       $111      $188      $391
Pioneer Global Telecoms VCT Portfolio**                          $37       $111      $188      $391
Pioneer Growth Shares VCT Portfolio                              $31        $95      $162      $342
Pioneer High Yield VCT Portfolio***                              $37       $111      $188      $391
Pioneer International Growth VCT Portfolio                       $37       $111      $188      $391
Pioneer Mid-Cap Value VCT Portfolio                              $32        $97      $164      $346
Pioneer Money Market VCT Portfolio                               $31        $96      $164      $345
Pioneer Real Estate Growth VCT Portfolio                         $35       $107      $181      $377
Pioneer Science & Technology VCT Portfolio***                    $37       $111      $188      $391
Pioneer Small Company VCT Portfolio****                          $37       $111      $188      $391
Pioneer Strategic Income VCT Portfolio                           $37       $113      $191      $396
Pioneer Swiss Franc Bond VCT Portfolio                           $33       $101      $172      $360
AIM V.I. Aggressive Growth Fund                                  $37       $112      $189      $392
AIM V.I. Capital Appreciation Fund                               $32        $98      $167      $350
Alliance Premier Growth Portfolio (Class B)                      $37       $113      $191      $396
Alliance Technology Portfolio (Class B)                          $37       $113      $191      $397
DGPF Growth Opportunities Series (Service Class)                 $34       $103      $175      $367
DGPF Select Growth Series (Service Class)                        $34       $103      $175      $367
FT VIP Franklin Small Cap Fund (Class 2)                         $35       $105      $179      $373
FT VIP Templeton Asset Strategy Fund (Class 2)                   $35       $106      $179      $374
FT VIP Templeton International Smaller Companies Fund            $38       $115      $194      $401
Van Kampen LIT Emerging Growth Portfolio                         $31        $96      $163      $344

                                      2

(4)(a) If, at the end of the applicable time period, you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the 7% Enhanced Death Benefit Rider with Annual Step-up (charge of 0.35% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                              -----------------------------------------
Pioneer America Income VCT Portfolio                             $111      $182      $247      $362
Pioneer Balanced VCT Portfolio                                   $110      $182      $246      $360
Pioneer Emerging Markets VCT Portfolio                           $120      $208      $289      $448
Pioneer Equity-Income VCT Portfolio                              $109      $179      $241      $349
Pioneer Europe VCT Portfolio                                     $117      $200      $276      $421
Pioneer Europe Select VCT Portfolio**                            $117      $201      $277      $423
Pioneer Fund VCT Portfolio                                       $109      $178      $240      $347
Pioneer Global Financials VCT Portfolio**                        $114      $194      $266      $400
Pioneer Global Health Care VCT Portfolio**                       $114      $194      $266      $400
Pioneer Global Telecoms VCT Portfolio**                          $114      $194      $266      $400
Pioneer Growth Shares VCT Portfolio                              $110      $179      $242      $351
Pioneer High Yield VCT Portfolio***                              $114      $194      $266      $400
Pioneer International Growth VCT Portfolio                       $114      $194      $266      $400
Pioneer Mid-Cap Value VCT Portfolio                              $110      $180      $244      $355
Pioneer Money Market VCT Portfolio                               $110      $180      $243      $354
Pioneer Real Estate Growth VCT Portfolio                         $113      $190      $259      $386
Pioneer Science & Technology VCT Portfolio***                    $114      $194      $266      $400
Pioneer Small Company VCT Portfolio****                          $114      $194      $266      $400
Pioneer Strategic Income VCT Portfolio                           $115      $195      $268      $405
Pioneer Swiss Franc Bond VCT Portfolio                           $111      $185      $251      $370
AIM V.I. Aggressive Growth Fund                                  $115      $194      $266      $401
AIM V.I. Capital Appreciation Fund                               $110      $182      $246      $360
Alliance Premier Growth Portfolio (Class B)                      $115      $195      $268      $405
Alliance Technology Portfolio (Class B)                          $115      $195      $268      $406
DGPF Growth Opportunities Series (Service Class)                 $112      $187      $254      $376
DGPF Select Growth Series (Service Class)                        $112      $187      $254      $376
FT VIP Franklin Small Cap Fund (Class 2)                         $113      $188      $257      $383
FT VIP Templeton Asset Strategy Fund (Class 2)                   $113      $189      $257      $384
FT VIP Templeton International Smaller Companies Fund            $115      $197      $270      $410
Van Kampen LIT Emerging Growth Portfolio                         $110      $180      $243      $353

(4)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period (charge of 0.35% annually), the 7% Enhanced Death Benefit Rider with Annual Step-up (charge of 0.35% annually), and the Enhanced Earnings Rider (charge of 0.20% annually):

                                                                  1          3         5        10
                                                                 YEAR      YEARS     YEARS     YEARS
                                                              -----------------------------------------
Pioneer America Income VCT Portfolio                             $33       $102      $173      $362
Pioneer Balanced VCT Portfolio                                   $33       $101      $172      $360
Pioneer Emerging Markets VCT Portfolio                           $43       $130      $219      $448
Pioneer Equity-Income VCT Portfolio                              $32        $98      $166      $349
Pioneer Europe VCT Portfolio                                     $40       $121      $204      $421
Pioneer Europe Select VCT Portfolio**                            $40       $122      $205      $423
Pioneer Fund VCT Portfolio                                       $32        $97      $165      $347
Pioneer Global Financials VCT Portfolio**                        $38       $114      $193      $400

Pioneer Global Health Care VCT Portfolio**                       $38       $114      $193      $400
Pioneer Global Telecoms VCT Portfolio**                          $38       $114      $193      $400
Pioneer Growth Shares VCT Portfolio                              $32        $98      $167      $351
Pioneer High Yield VCT Portfolio***                              $38       $114      $193      $400
Pioneer International Growth VCT Portfolio                       $38       $114      $193      $400
Pioneer Mid-Cap Value VCT Portfolio                              $33       $100      $169      $355
Pioneer Money Market VCT Portfolio                               $32        $99      $169      $354
Pioneer Real Estate Growth VCT Portfolio                         $36       $110      $186      $386
Pioneer Science & Technology VCT Portfolio***                    $38       $114      $193      $400
Pioneer Small Company VCT Portfolio****                          $38       $114      $193      $400
Pioneer Strategic Income VCT Portfolio                           $38       $116      $196      $405
Pioneer Swiss Franc Bond VCT Portfolio                           $34       $104      $177      $370
AIM V.I. Aggressive Growth Fund                                  $38       $115      $194      $401
AIM V.I. Capital Appreciation Fund                               $33       $101      $172      $360
Alliance Premier Growth Portfolio (Class B)                      $38       $116      $196      $405
Alliance Technology Portfolio (Class B)                          $38       $116      $196      $406
DGPF Growth Opportunities Series (Service Class)                 $35       $106      $180      $376
DGPF Select Growth Series (Service Class)                        $35       $106      $180      $376
FT VIP Franklin Small Cap Fund (Class 2)                         $36       $108      $184      $383
FT VIP Templeton Asset Strategy Fund (Class 2)                   $36       $109      $184      $384
FT VIP Templeton International Smaller Companies Fund            $39       $118      $199      $410
Van Kampen LIT Emerging Growth Portfolio                         $32        $99      $168      $353

                                      * * *

                        OPTIONAL ENHANCED EARNINGS RIDER

An optional Enhanced Earnings Rider ("EER") is available at issue in most jurisdictions for a separate monthly charge. The EER provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a non-natural person) dies prior to the Annuity Date. The EER is available at issue up to age 75 of the oldest Owner.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between  (a) and (b) must be greater than zero, where:

    (a)  is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 65 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 80% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 66 TO 70 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 - If a benefit is payable under the EER, it will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

CHARGE FOR THE EER

The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.20% of the Accumulated Value on that date.

EXAMPLES

EXAMPLE 1
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x 100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $40,000 (40% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $40,000 under (a), which is the lesser of $40,000 (40% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $40,000 (40% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4
Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $85,000) = $34,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $34,000 (40% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and the EER will terminate.

                                      * * *

                    BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER

An optional Breakthrough Enhanced Death Benefit Rider ("Breakthrough EDB Rider") is currently available in most jurisdictions for a separate monthly charge. The Breakthrough EDB Rider may be purchased at issue up to, but not including, age 80 of the oldest Owner. The Owner may choose the Breakthrough EDB Rider or the other optional Enhanced Death Benefit Rider available under the Contracts.

The Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantee provided by Breakthrough EDB Rider increases if the Accumulated Value reaches certain values.

Under the Breakthrough EDB Rider, a separate charge of 0.25% on an annual basis is made against the Contract's Accumulated Value on the last day of each Contract month, for the coverage provided during that month. The charge is made through a pro-rata reduction of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts.

The "Current Breakthrough Value" is the amount guaranteed as the death benefit. On the issue date of the Contract, it is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value is then set, which is 115% of the new Current Breakthrough Value. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

BENEFIT PROVIDED BY THE BREAKTHROUGH EDB RIDER

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs before or on or after his/her 80th birthday.

I. DEATH BEFORE 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is equal to the GREATER of:

     (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b)  the Current Breakthrough Value on the date of death.

II. DEATH ON OR AFTER 80TH BIRTHDAY. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and after his/her 80th birthday, the death benefit is equal to GREATER of:

     (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment (if applicable); or

     (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a Payment is made:

     (a) the Current Breakthrough Value increases by the amount of the Payment; and

     (b) the Target Breakthrough Value increases to 115% of the new Current Breakthrough Value.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. The Target Breakthrough Value is always 115% of the Current Breakthrough Value.

When a withdrawal is taken:

     (a) the Current Breakthrough Value decreases proportionately, as described below; and

     (b) the Target Breakthrough Value decreases to 115% of the new Current Breakthrough Value.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or of the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
                            ------------------------
              Accumulated Value immediately prior to the withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

     Proportionate reduction      =   Current Breakthrough Value times (Amount of the Withdrawal divided by the Accumulated Value immediately prior to the
                                      withdrawal)
                                  =   $100,000 times ($5,000 divided by $110,000)
                                  =   $4,545
 New Current Breakthrough Value   =   $100,000 - $4,545 = $95,455
 New Target Breakthrough Value    =   115% of $95,455 =  $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

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

TERMINATING THE BREAKTHROUGH EDB RIDER

The Breakthrough EDB Rider will terminate on the earliest of the following:

1.  the Annuity Date; or

2.  the date the Contract is surrendered; or

3. the date the Company determines a death benefit is payable and the contract is not continued under a spousal takeover.

For more information on the benefits provided by the Breakthrough EDB Rider, see "Payment of the Death Benefit Prior to the Annuity Date" and "The Spouse of the Owner as Beneficiary" in the prospectus.

THE EER AND THE BREAKTHROUGH EDB RIDER MAY NOT BE AVAILABLE IN ALL STATES. WE MAY DISCONTINUE THE OFFERING OF THE EER AND THE BREAKTHROUGH EDB RIDER AT ANY TIME.


                                                       * * *

SUPPLEMENT DATED  OCTOBER 1, 2001


Pioneer XtraVision

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